4. CONCESSIONS AND AUTHORIZATIONS (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Queimadao Consortium Enterprise [member]
Disclosure Of Concession And Amount To Be Paid [line items]
Nominal value in 2019	R$ 9
Present value in 2019	R$ 5
Period of the concession	01/2004 – 12/2032
Updating indexer	IGPM
Irape Enterprise [member]
Disclosure Of Concession And Amount To Be Paid [line items]
Nominal value in 2019	R$ 38
Present value in 2019	R$ 18
Period of the concession	03/2006 – 02/2035
Updating indexer	IGPM